Note 19 - Allowance for Off-Balance Sheet Positions (IAS 39) (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Individually assessed [Member]
Allowance for Off-Balance Sheet Positions [Line Items]
Allowance off-balance sheet, beginning of year	€ 162
Provision for off-balance sheet positions	(23)
Usage	0
Other changes	(18)
Allowance off-balance sheet, end of year	122
Collectively assessed [Member]
Allowance for Off-Balance Sheet Positions [Line Items]
Allowance off-balance sheet, beginning of year	183
Provision for off-balance sheet positions	(4)
Usage	0
Other changes	(16)
Allowance off-balance sheet, end of year	163
Total [Member]
Allowance for Off-Balance Sheet Positions [Line Items]
Allowance off-balance sheet, beginning of year	346
Provision for off-balance sheet positions	(27)
Usage	0
Other changes	(34)
Allowance off-balance sheet, end of year	€ 285